share-based compensation - Restricted stock units (Details)	12 Months Ended
	Dec. 31, 2018 EquityInstruments shares	Dec. 31, 2017 EquityInstruments	Dec. 31, 2016 EquityInstruments
Restricted stock units
share-based compensation
Nominal value (in number of equity shares) | shares	1
Typical vesting period	33 months
TELUS Corporation restricted stock units
share-based compensation
Outstanding	3,660,437	3,945,273
Restricted stock units with performance condition | Maximum
share-based compensation
Variable payout (as a percent)	200.00%
Restricted stock units with performance condition | Minimum
share-based compensation
Variable payout (as a percent)	0.00%
Restricted stock units with total customer connections performance condition share-based compensation
Total customer connection payout weight (as a per cent)	25.00%
Outstanding	155,639	154,452
Restricted stock units with relative total shareholder return performance condition share-based compensation
Relative total shareholder return payout weight (as a per cent)	75.00%
Outstanding	466,917	463,357
Restricted stock units with only service conditions
share-based compensation
Outstanding	3,037,881	3,327,464
Restricted stock units without market performance conditions share-based compensation
Outstanding	3,193,520	3,481,916	3,390,979